MINERAL PROPERTY INTERESTS (Narrative) (Details)	1 Months Ended	4 Months Ended										52 Months Ended		1 Months Ended			0 Months Ended	1 Months Ended						1 Months Ended	0 Months Ended		1 Months Ended
	Dec. 31, 2010 Pinguino Project [Member] USD ($)	Jul. 01, 2008 Pinguino Project [Member] USD ($)	Jul. 01, 2008 Pinguino Project [Member] CAD	Jun. 30, 2007 Pinguino Project [Member] USD ($)	Jun. 30, 2007 Pinguino Project [Member] CAD	Jun. 30, 2006 Pinguino Project [Member] USD ($)	Jun. 30, 2006 Pinguino Project [Member] CAD	Jul. 01, 2005 Pinguino Project [Member] USD ($)	Jul. 01, 2005 Pinguino Project [Member] CAD	Jul. 01, 2004 Pinguino Project [Member] USD ($)	Jul. 01, 2004 Pinguino Project [Member] CAD	Jul. 01, 2008 Pinguino Project [Member]	Feb. 24, 2004 Pinguino Project [Member]	Feb. 29, 2004 Condor Project [Member] USD ($)	Feb. 29, 2004 Condor Project [Member] CAD	Feb. 20, 2004 Condor Project [Member]	Feb. 29, 2004 Contreras, other Santa Cruz and Rio Negro Projects [Member]	Jun. 30, 2005 Contreras, other Santa Cruz and Rio Negro Projects [Member]	Feb. 23, 2004 Contreras, other Santa Cruz and Rio Negro Projects [Member]	Feb. 24, 2004 Contreras, other Santa Cruz and Rio Negro Projects [Member]	Feb. 29, 2004 Contreras, other Santa Cruz and Rio Negro Projects [Member] USD ($)	Feb. 29, 2004 Contreras, other Santa Cruz and Rio Negro Projects [Member] CAD	Feb. 20, 2004 Contreras, other Santa Cruz and Rio Negro Projects [Member]	Jun. 30, 2005 Contreras, other Santa Cruz and Rio Negro Projects [Member] Ex-director of the Company [Member]	May 31, 2011 British Columbia Claims [Member] USD ($)	May 31, 2011 British Columbia Claims [Member] CAD	May 24, 2011 British Columbia Claims [Member] USD ($)	May 24, 2011 British Columbia Claims [Member] CAD	Jun. 07, 2010 British Columbia Claims [Member] USD ($) ha km
Mineral Property, Interest Held													100.00%			100.00%				100.00%			100.00%
Payments to Acquire Interest in Joint Venture	$ 815,000	$ 109,275	125,000	$ 87,420	100,000	$ 87,420	100,000	$ 65,565	75,000	$ 43,710	50,000			$ 7,528	10,000
Net Smelter Royalty												2.00%		2.00%	2.00%
Right To Purchase One Half Of Royalty										1,000,000				1,000,000
Right To Purchase All Of Royalty										2,000,000				2,000,000
Mineral Property, Shares Issued, Shares																	2,499,999	4,999,998	833,333	833,333				250,000
Stock Repurchased and Retired During Period, Value																					7,528	10,000
Stock Issued During Period, Shares, Treasury Stock Reissued																		4,749,998
Area of Land																													825
Distance from Merritt BC																													25
Land																													324
Payments to Acquire Land																									$ 4,067	4,201	$ 3,781	3,632